Acquisitions - Schedule of Pro forma Financial Information (Details) - FRG Investment [Member]	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Pro forma Financial Information [Line Items]
Revenues	$ 1,643,600
Net loss attributable to Registrant	(105,750)
Net loss attributable to common shareholders	$ (113,807)
Basic loss per share (in Dollars per share) | $ / shares	$ (3.74)
Diluted loss per share (in Dollars per share) | $ / shares	$ (3.74)
Weighted average basic shares outstanding (in Shares) | shares	30,456,631
Weighted average diluted shares outstanding (in Shares) | shares	30,456,631